SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS (Details) - USD ($)		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Product Information [Line Items]
Total revenue		$ 420,887		$ 852,768		$ 839,565		$ 1,550,926		$ 3,066,233		$ 2,451,055
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Total revenue				$ 511,204	[1]			$ 1,006,068	[1]	$ 1,286,792	[2]	$ 1,863,785	[2]
Concentration risk, percentage				60.00%	[1]			65.00%	[1]	42.00%	[2]	76.00%	[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total revenue				$ 291,613				$ 291,613		$ 658,018
Concentration risk, percentage				34.00%				19.00%		21.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk, percentage		23.00%	[3]			12.00%	[3]			40.00%
Total purchases										$ 233,187
Total purchases	[3]	$ 63,681				$ 63,681
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk, percentage				91.00%	[1]							55.00%	[2]
Total purchases	[2]											$ 110,037
Total purchases	[1]			$ 3,940
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration risk, percentage								97.00%				14.00%
Total purchases												$ 27,225
Total purchases								$ 232,516
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration risk, percentage												10.00%
Total purchases												$ 20,000

[1]	Represented advertising revenues from this customer during the three and six months ended June 30, 2021. The Company also purchased inventory from this customer in the three and six months ended June 30, 2021.
[2]	Represented advertising revenues from this customer during the years ended December 31, 2021 and 2020. The Company also purchased inventory from this customer during the years ended December 31, 2021 and 2020.
[3]	The Company purchased inventory from this supplier, Yunnan Runcangsheng, in the three and six months ended June 30, 2022. In July 2022, the Company agreed to acquire all of the outstanding interest of Yunnan Runcangsheng (see Note 18).